UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21322

Horizon Funds Trust

(Exact name of registrant as specified in charter)

2141 Meadowind Lane

Marietta, GA  30062

(Address of principal executive offices)

(Zip code)

Bryan J. Ellis

2141 Meadowind Lane

Marietta, GA  30062

(Name and address of agent for service)

Registrant's telephone number, including area code: (770) 977-8587

Date of fiscal year end: October 31

Date of reporting period: April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Horizon Funds Dividend Champions Fund

A SERIES OF THE HORIZON FUNDS TRUST

April 30, 2010

(UNAUDITED)

Horizon Funds Dividend Champions Fund
Statement of Assets and Liabilities
April 30, 2010 (Unaudited)

Assets:
Cash, at custodian bank	$ 102,327
Total Assets	102,327

Liabilities	-

Net Assets	$ 102,327

Net Assets Consist of:
Shares of beneficial interest, unlimited authorized shares	$ 102,327
10,232 shares issued and outstanding	$ 102,327

Net Asset Value per share (based on shares of beneficial
interest issued and outstanding)	$ 10.00

Minimum redemption price per share ($10.00*0.98) (Note 2)	$ 9.80

The accompanying notes are an integral part of these financial statements.

HORIZON FUNDS DIVIDEND CHAMPIONS FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2010 (UNAUDITED)

Note 1. Organization

The Dividend Champions Fund (the “Fund”) is a non-diversified series of The Horizon Funds Trust (the “Trust”), an open-end investment company. The Trust was organized in Ohio as a business trust under an Agreement and Declaration of Trust dated February 18, 2003. The Fund commenced operations on December 30, 2003.  The Fund is the only series currently authorized by the Trustees.  Prior to June 2009, the Fund was known as the Georgetowne Long/Short Fund and the Trust was known as The Georgetowne Funds.  Prior to the name change the Fund had different investment objectives and strategies and was managed by a different investment adviser. The Horizon Fund Management, LLC (“Adviser”) serves as the Fund’s current investment adviser The Fund may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objective and policies.

The Fund has had no operations to date other than matters relating to its organizational matters and the sale of 10,232 shares of beneficial interest to its shareholder as indicated below:

Name	Relationship	Value Shares Purchased	Shares Purchased

Dorothy B. Ellis	Mother of Bryan Ellis, Portfolio Manager	$47,163	4,716
John C. Ellis	Father of Bryan Ellis, Portfolio Manager	55,158	5,516
		$102,321	10,232

The Fund seeks high current income as the primary objective along with capital appreciation as a secondary objective.

The Fund seeks to its investment objective by investing in equity securities that pay dividends above the average yield of the Russell 1000 Value Index, that have the potential for capital appreciation and that the Adviser believes have the capacity to increase dividends in the future.

Note 2. Summary of Significant Accounting Policies

Codification - The Financial Accounting Standards Board (“FASB”) has issued FASB ASC 105 (formerly FASB Statement No. 168), the “FASB Accounting Standards Codification™” and the Hierarchy of Generally Accepted Accounting Principles (“GAAP”) (“ASC 105”). ASC 105 established the FASB Accounting Standards Codification™ (“Codification” or “ASC”) as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.  GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in

HORIZON FUNDS DIVIDEND CHAMPIONS FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2010 (UNAUDITED)

their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009.

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

Security Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price except for short positions, for which the last quoted asked price is used.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.  The Board has adopted guidelines for good faith pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Share Valuation - The Fund's net asset value (NAV) per share is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 PM Eastern Time (“ET”)), each business day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. Fund shares are bought and redeemed at their NAV next determined after an order is received in good order.  "Good order" includes the Fund name and the account number, the amount of the transaction (in dollars or shares), the signature of all owners as registered on the account, signature guarantees (if necessary), any supporting legal documentation that may be required and share certificates (if issues) for shares to be redeemed.  The NAV per share is determined by dividing the total value of the Fund's investments and other assets less any liabilities by the number of outstanding shares of the Fund.  The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 30 days of purchase to discourage large frequent short-term trades by investors, and to compensate the Fund for costs that may be incurred by such trades.

Security Transaction Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased

HORIZON FUNDS DIVIDEND CHAMPIONS FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2010 (UNAUDITED)

are amortized over the life of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Income Taxes - The Fund intends to continue to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets during the reporting period.  Actual results could differ from those estimates. Management has evaluated subsequent events through April 14, 2010, the date the financial statement was issued.

Dividends and Distributions to Shareholders – The Fund records all dividends and distributions payable to shareholders on ex-dividend date.

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

Note 3. Investment Management Agreement

Horizon Fund Management, LLC (the "Adviser"), is the investment adviser to the Fund and is responsible for the day-to-day management of the Fund’s affairs, under the supervision of the Trust’s Board of Trustees.  In exchange for its services as adviser, the Fund pays the adviser an annual fee equal to 1.00% of the Fund's average daily net assets.  Bryan J. Ellis is the President, Managing Member, and founder of the Adviser and is a Trustee of Trust.  The Adviser is a Georgia limited liability company founded in January 2009 and does not have any previous experience advising mutual funds or individual client accounts.

For the fiscal year ended October 31, 2009, the Fund paid the Fund's previous investment adviser, Georgetowne Fund Management Company, an annual fee equal to 1.99% of its average daily net assets through January 13, 2009. The Fund’s investment adviser resigned effective January 14, 2009, and the Fund's investment objective and strategy were changed as of that date.  Following the resignation of the Fund’s investment adviser, the Fund was managed by the Trustees until the Adviser’s management agreement was approved on January 23, 2010.

Additionally, the current adviser has agreed to reduce its management fees and reimburse the Fund for ordinary operating expenses to the extent necessary to limit the Fund’s ordinary operating expenses (excluding brokerage fees and commissions; borrowing costs such as (i) interest and (ii) dividends on securities sold short; taxes; indirect expenses incurred by the underlying Acquired funds in which the Fund invests; and extraordinary expenses) to no more than 1.50% of its average annual assets through at least February 28, 2011.  The adviser is entitled to seek repayment of such reductions and reimbursements from the Fund within the three fiscal years following the year in which the expenses occurred, if the Fund is able to make such repayment without exceeding its current expense limitations and the repayment is approved by the Fund’s Board of Trustees.

HORIZON FUNDS DIVIDEND CHAMPIONS FUND

NOTES TO FINANCIAL STATEMENTS

APRIL 30, 2010 (UNAUDITED)

Note 4. Rule 12b-1 Distribution Plan

The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and allows the Fund to pay for services provided to shareholders. Shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25%.

Additional Compensation to Financial Intermediaries - The Adviser and its affiliates may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Fund.  Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others.  These payments may be in addition to the Rule 12b-1 fees and any sales charges.  These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs.  These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.

Note 5 Prior Fund History

As of the date of the accompanying financial statement, April 30, 2010, the Fund was in the process of filing a registration statement with the Securities and Exchange Commission. That registration statement became effective June 22, 2010. As part of the registration statement the Fund is not permitted to use the prior history of the Georgetowne Long/Short Fund which includes financial, per share data and total return history. Therefore this semi-annual financial statement has been prepared on that basis. There were no investments, the Fund had no operations nor changes in net assets, thus the related schedules were not prepared.

Board of Trustees

Brian J. Ellis

Alan J. Janney

Richard Rothnell

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, NA

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Horizon Funds Dividend Champions Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Horizon Funds Trust

By /s/Bryan J. Ellis

*Bryan J. Ellis

  President, Chairman, CFO, Treasurer and Secretary

Date August 13, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bryan J. Ellis

*Bryan J. Ellis

  President, Chairman, CFO, Treasurer and Secretary

Date August 13, 2010